Long-term Debt - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Minimum percentage of oil and gas properties used as collateral against Secured Notes and credit facility		80.00%
Payment for repurchase of notes		$ 42.7
Gain on repurchased amount of notes		82.4
Write off of deferred issuance cost		$ 3.7
10 % Senior Secured Notes due 2020
Debt Instrument [Line Items]
Debt instrument outstanding, value	$ 700.0
Interest rate on senior notes	10.00%	10.00%
Maturity of senior notes		Mar. 15, 2020
Net proceeds from issuance of debt	$ 683.8
Frequency of interest payments		semi-annually on each March 15 and September 15
7 3/4% Senior Notes due 2019
Debt Instrument [Line Items]
Debt instrument outstanding, value		$ 376.1
Interest rate on senior notes		7.75%	7.75%
Maturity of senior notes		Apr. 01, 2019
Frequency of interest payments		semi-annually on each April 1 and October 1
Principal amount of notes repurchased		$ 23.9
9 1/2% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument outstanding, value		$ 194.4
Interest rate on senior notes		9.50%	9.50%
Maturity of senior notes		Jun. 15, 2020
Frequency of interest payments		semi-annually on each June 15 and December 15
Principal amount of notes repurchased		$ 105.6
Bank credit facility
Debt Instrument [Line Items]
Ownership percentage of guarantor subsidiary		100.00%